Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alexis Practical Tactical ETF Series | Alexis Practical Tactical ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.13%	16.48%	16.62%	(14.38%)